Warrants	12 Months Ended
Dec. 31, 2019
Warrants [Abstract]
Warrants
Note 27 – Warrants

Schlumberger Oilfield Holdings Limited

On March 21, 2017, the Company issued 947,377 warrants to subscribe for ordinary shares at a subscription price of $17.50 plus 4% per annum. per share to Schlumberger Oilfield Holdings Limited (“Schlumberger”) for its role, support and participation in the March 2017 Private Placement. At the grant date, the warrants issued to Schlumberger were valued at $3.01 million and were deemed to have vested on the basis that Schlumberger had fulfilled all of its performance criteria. The amount recognized as additional paid in capital with respect to the warrants issued to Schlumberger was $3.01 million in which the entire amount has been allocated against equity as issuance costs within the Statement of Changes in Shareholders’ Equity for the year ended December 31, 2017. The average contractual term of the warrants was 4 years.

In October 2017, the Company issued 947,377 additional warrants to Schlumberger as a consequence of a final collaboration agreement between the Company and Schlumberger being signed. The warrants were valued at $4.7 million which was charged to the statement of operations in 2017. Immediately thereafter, the Company agreed to repurchase all 1,894,754 Warrants held by Schlumberger at a price of $2.50 per Warrant, for $4.7 million in total consideration. Consequently, all warrants originally issued to Schlumberger were then cancelled.